Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	63,529.10
Total Transaction Valuation	460,022,416.77
Total Offset Amount	0.00
Net Fee	$ 63,529.10
Offering Table N/A
Offset Table N/A	N/A